FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

          Registrant Name     BDI INVESTMENT CORPORATION

          File Number                   811-3868

          Registrant CIK Number:        0000014343


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 Report as of the end of semiannual period:   /  /      (a)
                            or fiscal year: 07/01/2000  (b)
     Is this a transition report? (Y or N): N
Is this form being completed by the registrant? (Y or N): Y Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N): N

1.A)  Registrant Name:  BDI INVESTMENT CORPORATION
  B)  File Number:      811-3868
  C)  Telephone Number: 8587946300
2.A)  Street: 990 HIGHLAND DRIVE, SUITE 100
  B)  City: SOLANA BEACH
  C)  State: CA
  D)  Zip Code: 92075 Zip Ext.: 2472
  E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the  Registrant?(Y  or N) -------- N
4. Is this the last filing on this form by the  Registrant?(Y  or N) --------- N
5. Is Registrant  a small  business  investment  company  (SBIC)?(Y or N) ---- N
6. Is Registrant a unit investment trust (UIT)?(Y or N) ---------------------- N

7.A) Is  Registrant a series or multiple  portfolio  company?(Y or N) -------- N
  B)  How many separate series or portfolios did Registrant have at the end of the period? ---------------------------------------------  0


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22. Registrant's portfolio transactions with entities acting as principals:

 List the 10 entities acting as principals with whom Registrant did the largest amount of portfolio transactions (include all short-term obligations, and U.S. Gov't. & tax-free securities) in both the secondary market & in underwritten offerings set forth in order of size based upon total value of principal transactions during the current reporting period: (000's omitted)

                                      Registrant      Registrant
 Name of Entity     IRS Number        Purchases          Sales

                                          0                0
                                          0                0
                                          0                0
                                          0                0
                                          0                0
                                          0                0
                                          0                0
                                          0                0
                                          0                0
                                          0                0

23. Aggregate principal purchase/sale transactions of Registrant during current reporting period. (000's omitted)

                        C. Total Purchases:    0      D. Total Sales:      0


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62.A) Does the Registrant/Series invest primarily in          This page being
     debt securities, including convertible debt            filed for series  0.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y

NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free          97.6% P) Corporate                0.0%
Q) All other                              2.4%

R) Investments other than debt securities   0.0%


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                                                          This page being  filed
                                                              for series 0.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 4.7  years


66.A) Is the Registrant/Series a fund that usually invests in equity securities, options & futures on equity securities, indices of equity securities or securities convertible into equity securities? ----------------------------------- N


71. Portfolio turnover rate for the current reporting period

   A) Purchases  ($000's  omitted)  ---------------------------------- $    984
   B) Sales [including all maturities] ($000's omitted)  ------------- $   1459
   C) Monthly average value of portfolio ($000's omitted)  ----------- $  13757
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))         7.2%

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $     754
   C) Net dividend income -----------------------------------------  $       5
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $       0
   G) Administrator(s) fees ---------------------------------------  $       0
   H) Salaries and other compensation -----------------------------  $       0


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                                                            This page being
                                                          filed for series  0.

  EXPENSES
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $        6
   J) Custodian fees ------------------------------------- $        0
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $       13
   N) Registration fees ---------------------------------- $        0
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $       30
   R) Auditing fees -------------------------------------- $       10
   S) Legal fees ----------------------------------------- $        0
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        4
   X) Total expenses ------------------------------------- $       63
72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $      696
  AA) Realized capital gains ----------------------------- $       12
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $      278

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  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $      704
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.4950
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000

                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $      637
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $        0
   D) Long-term debt securities including
      convertible debt------------------------------------ $    13405
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      167
   M) All other assets ----------------------------------- $        0



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                                                         This page being
                                                       filed for series  0.
   Condensed balance sheet data:              As of the end of current reporting
                                           period (000's omitted except for per
                                           share amounts and number of accounts)

74.N) Total assets ------------------------------------------------- $    14209
   O) Payables for portfolio instruments purchased ----------------- $        0
   P) Amounts owed to affiliated persons --------------------------- $       16
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $      465
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      465
   S) Senior equity  ----------------------------------------------- $        0
   T) Net assets of common shareholders ---------------------------  $    13728
   U) 1. Number of shares outstanding ------------------------------    1421551
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $     9.65
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $
   X) Total number of shareholder accounts  ------------------------        205
   Y) Total  value of assets in segregated accounts ---------------- $        0


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                                                         This page being  filed
                                                              for series 0.

75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  13,882



76. Market price per share at end of period (closed-end funds only)  $    0.00

77.A) Is the Registrant filing any of the following attachments with the current filing of Form N-SAR? (ANSWER FOR ALL
      SERIES AS A GROUP) (Y or N) ------------------------------- Y

 NOTE: If answer is 'Y' (Yes), mark those items
       below being filed as an attachment to this               Filed as
       form or incorporated by reference.                      Attachment
   B) Accountant's report on internal control  -------------------  Y
   C) Matters submitted to a vote of security holders ------------
   D) Policies with respect to security investment ---------------
   E) Legal proceedings ------------------------------------------
   F) Changes in security for debt -------------------------------
   G) Defaults and arrears on senior securities ------------------
   H) Changes in control of Registrant ---------------------------
   I) Terms of new or amended securities -------------------------
   J) Revaluation of assets or restatement of capital share account -------------------------------------
   K) Changes in Registrant's certifying account -----------------
   L) Changes in accounting principles and practices -------------
   M) Mergers ----------------------------------------------------
   N) Actions required to be reported  pursuant to Rule 2a-7 -----
   O) Transactions  effected  pursuant to Rule 10f-3 -------------
   P) Information required to be filed pursuant to existing exemptive orders -------------------------------

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                                    SIGNATURE

        This report is signed on behalf of the registrant

        City of:  Solana Beach           State of: California

        Date: 8/29/00

        Name of Registrant:  BDI Investment Corporation


        By:  /s/ Arthur Brody            Witness:  /s/ Teresa Whorton
             ----------------                      ------------------
             Arthur Brody                          Teresa Whorton
             President and Chief                   Treasurer
             Executive Officer



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                           [LAVINE, LOFGREN, MORRIS & ENGELBERG, LLP LETTERHEAD]


                         REPORT OF INDEPENDENT ACCOUNTANTS
                         ---------------------------------

To the Board of Directors of
BDI Investment Corporation


In planning and performing our audit of the financial statements and financial highlights of BDI Investment Corporation for the year ended July 1, 2000, we considered its internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and financial highlights and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of BDI Investment Corporation is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of the inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standard established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements and financial highlights being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control structure, including procedures for safeguarding securities, that we consider to be material weaknesses, as defined above, as of July 1, 2000.

This report is intended solely for the information and use of management of BDI Investment Corporation and the Securities and Exchange Commission.


/s/ Lavine, Lofgren, Morris & Engelberg
---------------------------------------
LAVINE, LOFGREN, MORRIS & ENGELBERG


July 27, 2000